TAXATION - Schedule of Principal statutory taxes rates and current tax (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
TAXATION
Current tax expense	$ (8,894,201)	$ (1,311,505)	$ (19,004,370)
Deferred tax	5,115,586	2,380,157	1,031,836
Income tax expenses	$ (3,778,615)	$ 1,068,652	$ (17,972,534)